Employee compensation (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee item	Dec. 31, 2022 EUR (€) employee
Employee Compensation
Wages and salaries	€ 59,383	€ 31,013	€ 20,566
Employer's contribution to defined contribution plans	3,694	1,971	1,584
Share based payment expense	1,662	1,134	352
Other short-term benefits	678	1,352	492
Total employee compensation	€ 65,417	€ 35,470	€ 22,994
Average number of full time employees | employee	606	295	232
Number of employees at the end of the reporting period | employee	659	570	232
Capitalized costs	€ 2,700	€ 1,100	€ 900
Eneti Inc
Employee Compensation
Number of employees at the end of the reporting period | employee		99
Number of seafarers at the end of year | item		176
Onshore | Employee compensation
Employee Compensation
Wages and salaries	29,340	€ 16,957	8,873
Employer's contribution to defined contribution plans	1,635	847	502
Share based payment expense	1,662	1,134	352
Other short-term benefits	495	611	178
Total employee compensation	€ 33,132	€ 19,549	€ 9,905
Average number of full time employees | employee	242	113	70
Employee compensation, bonus paid		€ 660
Offshore | Seafarer payroll
Employee Compensation
Wages and salaries	€ 30,043	14,056	€ 11,693
Employer's contribution to defined contribution plans	2,059	1,124	1,082
Other short-term benefits	183	741	314
Total employee compensation	€ 32,285	€ 15,921	€ 13,089
Average number of full time employees | employee	364	182	162